Investments	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
INVESTMENTS

5. INVESTMENTS

The details of the Group’s financial investments for the years 2021 and 2020 are as follows:

	2021
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	2,934	—	—	2,934
Quoted bonds	—	418,445	—	418,445
Quoted funds and alternative investments	—	—	14,377	14,377
Quoted equities**	—	13,721	14,162	27,883
Unquoted equities***	—	7,046	—	7,046
Expected credit losses and impairment	(463)	—	—	(463)
	2,471	439,212	28,539	470,222
	2020
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unquoted bonds*	3,103	—	—	3,103
Quoted bonds	—	390,918	—	390,918
Quoted funds and alternative investments	—	—	9,791	9,791
Quoted equities	—	14,935	12,989	27,924
Unquoted equities***	—	6,748	—	6,748
Expected credit losses and impairment	(397)	—	—	(397)
	2,706	412,601	22,780	438,087

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	2021	2020
	USD ‘000	USD ‘000
Opening balance	397	268
Addition of provision for investment held at amortized cost	66	129
Ending balance	463	397

The addition of provision for bonds at FVTOCI for the year 2021 of USD 114 thousand (note 23) does not change the carrying amount of these investments (which are measured at fair value but gives rise to an equal and opposite gain in OCI).

*        This includes an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ‘Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date.

This bond is backed up by collateral in the form of real estate properties. However, the Group management has provided USD 441 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.

**      In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold share was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.

***    The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,614 thousand (2020: USD 6,314 thousand) and USD 432 thousand (2020: USD 434 thousand). As at 31 December 2021 and 2020, the Group has measured the fair value of the unquoted investment valued at USD 6,614 thousand (2020: USD 6,314 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

As at 31 December 2021, the Group has measured the fair value of the unquoted investment valued at USD 432 thousand (31 December 2020: USD 434 thousand), by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation. For the year ended 31 December 2020, the Group had measured the fair value of the unquoted investment by considering an official sale offer received subsequent to year-end, which did not materialize in 2021.

There are no active markets for these investments.

The table below shows the sensitivity of the fair value of Level 3 financial assets as at 31 December 2021, 2020 and 2019:

	%	Positive impact	Negative impact	Valuation variables
		USD ‘000	USD ‘000
2021	+/- 10	663	(663)	Market multiples applied to a range of financial performance measures****
2020	+/- 10	701	(701)	Market multiples applied to a range of financial performance measures And market multiples applied to implied value in a recent official sale offer
2019	+/- 10	574	(574)	Market multiples applied to a range of financial performance measures

****  As at 31 December 2021, the fair value measurement of the unquoted equity investment valued at USD 6,614 thousand (2020: USD 6,314 thousand) (2019: USD 5,261 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 7,277 thousand to USD 5,951 thousand (2020: USD 5,612 thousand to USD 7,015 thousand) (2019: USD 5,110 thousand to USD 5,561 thousand).